Notes Payable (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Bank notes payable	$ 10,386,612		$ 6,594,442
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Bank notes payable	10,390,000
Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Bank notes payable	10,386,612	¥ 75,372,524	6,594,442	¥ 47,613,849
Restricted cash	5,761,294	41,807,982	$ 1,978,333	¥ 14,284,155
Credit line aggregate from HUB	5,510,000
Hangzhou United Bank [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Restricted cash	1,990,000
Collateral amount	3,775,821	¥ 27,400,000
Credit line aggregate from HUB	890,000
Deposit	3,780,000
Line of credit total	$ 11,280,000